Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property and Equipment, Net [Abstract]
Depreciation expense	$ 807,879	$ 141,077	$ 16,196
Property and equipment	887,838	4,607,297	261,843
Accumulated depreciation	$ 78,280	$ 463,207	$ 384,927